Investment Securities	6 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2011 and September 30, 2011 were as follows:

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:	(1)	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.

At September 30, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥47,368,150	¥143,024	¥13,004		¥47,498,170
Japanese prefectural and municipal bonds	195,374	8,024	5		203,393
Foreign governments and official institutions bonds	873,306	16,617	966		888,957
Corporate bonds	2,821,943	83,456	3,106		2,902,293
Residential mortgage-backed securities	1,006,996	11,334	8,296		1,010,034
Commercial mortgage-backed securities	67,298	636	1,417		66,517
Asset-backed securities	458,356	414	—		458,770
Other debt securities	921	1	—		922
Marketable equity securities	2,439,060	819,586	30,377		3,228,269

Total	¥55,231,404	¥1,083,092	¥57,171		¥56,257,325

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥665,748	¥6,085	¥—		¥671,833
Japanese prefectural and municipal bonds	14,597	81	—		14,678
Foreign governments and official institutions bonds	777,439	5,920	2,215		781,144
Corporate bonds	131,683	817	64		132,436
Asset-backed securities	1,002,125	46,181	3,132	(1)	1,045,174
Other debt securities	75	3	—		78

Total	¥2,591,667	¥59,087	¥5,411		¥2,645,343

Note:	(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,667,220 million and ¥849,725 million at March 31, 2011 and September 30, 2011, respectively, because their fair values were not readily determinable. At March 31, 2011, a considerable portion of the balance consisted of preferred equity securities, including preferred stock issued by Morgan Stanley. On June 30, 2011, MUFG converted Morgan Stanley's Series B Preferred Stock into Morgan Stanley's common stock, and applied the equity method of accounting to the investment in Morgan Stanley's common stock due to its resulting significant influence over Morgan Stanley. The MUFG Group's investment in Morgan Stanley's common stock was included in Other assets as an investment in an equity method investee at September 30, 2011. See Note 2 for more information relating to investments in Morgan Stanley. The MUFG Group periodically monitors the status of each investee including the credit rating and changes in the MUFG Group's share of net assets in the investee as compared with its share at the time of investment, or utilizes commonly accepted valuation models for certain nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future, to determine if impairment losses exist. See Note 16 for the details of these commonly accepted valuation models.

The MUFG Group performs a self-assessment of the credit ratings of issuers of nonmarketable equity securities. The credit ratings are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. As a result of these self-assessments, the impairment losses recognized on these nonmarketable securities were ¥2,178 million and ¥5,202 million for the six months ended September 30, 2010 and 2011, respectively.

The impairment of cost-method investments is not evaluated unless valuation models are applicable or there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Accordingly, the MUFG Group did not estimate the fair value of such investments which had an aggregated cost of ¥515,263 million and ¥511,545 million at March 31, 2011 and September 30, 2011, respectively, since it was not practical. Investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers presented in Other investment securities were carried at fair value of ¥37,024 million and ¥32,808 million at March 31, 2011 and September 30, 2011, respectively.

See Note 16 for the methodologies and assumptions used to estimate the fair values.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at September 30, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥543,376	¥546,354	¥17,002,080
Due from one year to five years	1,073,850	1,086,076	27,442,927
Due from five years to ten years	660,696	692,448	3,842,852
Due after ten years	313,745	320,465	4,741,197

Total	¥2,591,667	¥2,645,343	¥53,029,056

For the six months ended September 30, 2010 and 2011, gross realized gains on sales of investment securities available for sale were ¥176,027 million and ¥156,495 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥10,206 million and ¥26,112 million, respectively.

For the six months ended September 30, 2010 and 2011, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥73,817 million and ¥161,937 million, respectively, which were included in Investment securities gains (losses)—net in the condensed consolidated statements of income. The losses of ¥73,817 million for the six months ended September 30, 2010 included losses of ¥12,551 million from debt securities available for sale mainly classified as corporate bonds, and ¥59,088 million from marketable equity securities. The losses of ¥161,937 million for the six months ended September 30, 2011 included losses of ¥7,258 million from debt securities available for sale mainly classified as corporate bonds, and ¥149,477 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2011 and September 30, 2011 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At September 30, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥20,826,253	¥5,802	¥797,962	¥7,202	¥21,624,215	¥13,004	66
Japanese prefectural and municipal bonds	9,995	5	—	—	9,995	5	1
Foreign governments and official institutions bonds	125,781	437	16,074	529	141,855	966	44
Corporate bonds	356,706	2,249	103,927	857	460,633	3,106	2,374
Residential mortgage-backed securities	377,186	5,501	27,615	2,795	404,801	8,296	223
Commercial mortgage-backed securities	22,674	252	21,719	1,165	44,393	1,417	39
Asset-backed securities	1,857	—	379	—	2,236	—	5
Marketable equity securities	239,878	30,127	509	250	240,387	30,377	172

Total	¥21,960,330	¥44,373	¥968,185	¥12,798	¥22,928,515	¥57,171	2,924

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥13,418	¥72	¥80,349	¥2,143	¥93,767	¥2,215	7
Corporate bonds	1,337	64	—	—	1,337	64	2
Asset-backed securities	203,029	3,132	124,486	—	327,515	3,132	225

Total	¥217,784	¥3,268	¥204,835	¥2,143	¥422,619	¥5,411	234

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other than temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments bonds and official institutions bonds

As of September 30, 2011, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying condensed consolidated statements of income.

Residential and commercial mortgage-backed securities

As of September 30, 2011, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSE are expected to be primarily driven by rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying condensed consolidated statements of income.

Asset-backed securities

As of September 30, 2011, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment ("OTTI"), which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis performed as of September 30, 2011, no OTTI was recorded.

Corporate bonds

As of September 30, 2011, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period	¥36,591	¥35,458

Additions:
Initial credit impairments	8,828	4,502
Subsequent credit impairments	3,723	2,756

Reductions:
Securities sold or matured	(11,908)	(9,770)

Balance at end of period	¥37,234	¥32,946

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2010 and 2011 was ¥26,613 million and ¥20,298 million, respectively. Of which, the credit loss component recognized in earnings was ¥37,234 million and ¥32,946 million, and the remaining amount related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥10,621 million and ¥12,648 million at September 30, 2010 and 2011, respectively.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other than temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2011, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationship with its customers.